Non-Current Assets by Region	12 Months Ended
Dec. 31, 2023
Non-Current Assets by Region
Non-Current Assets by Region

(D.7) Non-Current Assets by Region

The table below shows non-current assets excluding financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts.

Non-Current Assets by Region

€ millions	2023	2022
Germany	7,125	5,897
Rest of EMEA	5,902	5,897
EMEA	13,027	11,794
United States	25,236	32,385
Rest of Americas	526	510
Americas	25,762	32,894
India	361	333
Rest of APJ	809	877
APJ	1,170	1,210
SAP Group	39,959	45,899

The decrease in non-current assets in the United States is primarily due to the divestiture of Qualtrics. For more information, see Note (D.1).

For a breakdown of our employee headcount by region, see Note (B.1), and for a breakdown of revenue by region, see Note (A.1).